Document and Entity Information	Nov. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001693853
Document Type	8-K
Document Period End Date	Nov. 01, 2021
Entity Registrant Name	Vine Energy Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40239
Entity Tax Identification Number	81-4833927
Entity Address, Address Line One	5800 Granite Parkway
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	606-0540
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	VEI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false